UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    November 5, 2009


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		69

Form 13F Information Table Value Total:		122,358



List of Other Included Managers:

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
 						Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 		(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	 None
AT&T Inc		COM	00206R-10-2	276	10235	SH	Sole				10235
Alleghany Corp		COM	017175-10-0	2786	10756	SH	Sole				10756
Allergan		COM	018490-10-2	681	12000	SH	Sole				12000
Allstate Corp		COM	020002-10-1	210	6874	SH	Sole				6874
Arch Cap Group LTD	COM	G0450A-10-5	290	4300	SH	Sole				4300
ADProcessing Inc	COM	053015-10-3	1405	35760	SH	Sole				35760
Avalonbay Comm Reit Inc.COM	053484-10-1	360	4950	SH	Sole				4950
BCSB Bancorp Inc.	COM	055367-10-6	86	10000	SH	Sole				10000
BP Amoco PLC Spsrd Adr	COM	055622-10-4	209	3926	SH	Sole				3926
Bank Of Amer Corp	COM	060505-10-4	1151	67997	SH	Sole				67997
Beckman Coulter		COM	075811-10-9	288	4184	SH	Sole				4184
Berkshire Hthwy IncCl A COM	084670-10-8	505	5	SH	Sole				5
Berkshire Hthwy IncCl B	COM	084670-20-7	10364	3119	SH	Sole				3119
Boston Properties	COM	101121-10-1	387	5900	SH	Sole				5900
Burlington Northn/Santa COM	12189T-10-4	287	3601	SH	Sole				3601
Coca-Cola Corp		COM	191216-10-0	3514	65434	SH	Sole				65434
Covidien PLC		COM	G2552X-10-8	2392	55297	SH	Sole				55297
Dell Computer Corp Com	COM	24702r-10-1	3631	237939	SH	Sole				237939
Dover Corp Com		COM	260003-10-8	2594	66922	SH	Sole				66922
Dover Motorsports Inc	COM	260174-10-7	205	136625	SH	Sole				136625
Exxon Mobil Corp	COM	30231g-10-2	2637	38429	SH	Sole				38429
Farmer Bros Corp	COM	307675-10-8	1096	52942	SH	Sole				52942
Federal Realty Invt Tr 	COM	313747-20-6	408	6650	SH	Sole				6650
First Natl Bk Alaska 	COM	32112J-10-6	564	342	SH	Sole				342
Fortune Brands Inc	COM	349631-10-1	528	12296	SH	Sole				12296
General Electric Corp	COM	369604-10-3	371	22594	SH	Sole				22594
Genuine Parts Co Com	COM	372460-10-5	3415	89739	SH	Sole				89739
Gladstone Capital Corp 	COM	376535-10-0	1535	171850	SH	Sole				171850
Glaxo Holdings Plc	COM	37733w-10-5	1810	45817	SH	Sole				45817
HCP Inc.		COM	40414L-10-9	365	12700	SH	Sole				12700
Harley Davidson Inc Com	COM	412822-10-8	333	14500	SH	Sole				14500
Hasbro Inc Com		COM	418056-10-7	3072	110689	SH	Sole				110689
Home Depot Inc Com	COM	437076-10-2	2738	102774	SH	Sole				102774
Home Properties		COM	437306-10-3	280	6500	SH	Sole				6500
IShares Tr MSCI Eafe IdxCOM	464287-46-5	255	4671	SH	Sole				4671
Interntnl Bus Machine	COM	459200-10-1	240	2008	SH	Sole				2008
Interntnl Spdwy Cl A	COM	460335-20-1	2032	73699	SH	Sole				73699
Johnson & Johnson	COM	478160-10-4	4665	76618	SH	Sole				76618
Leucadia National Corp	COM	527288-10-4	2937	118795	SH	Sole				118795
Lowes Cos Inc Com	COM	548661-10-7	1221	58300	SH	Sole				58300
Markel Corp Com		COM	570535-10-4	6509	19736	SH	Sole				19736
Marsh & McLennan Cos 	COM	571748-10-2	2840	114829	SH	Sole				114829
McCormick & Co Inc Com 	COM	579780-20-6	2654	78186	SH	Sole				78186
McDonalds Corp		COM	580135-10-1	265	4650	SH	Sole				4650
Mohawk Inds Inc Com	COM	608190-10-4	678	14225	SH	Sole				14225
Nestle Sa-Adr Repstg	COM	641069-40-6	1004	23512	SH	Sole				23512
Norfolk Southern Corp	COM	655844-10-8	2595	60203	SH	Sole				60203
Paychex Inc		COM	704326-10-7	3897	134153	SH	Sole				134153
Pepsico Inc		COM	713448-10-8	215	3671	SH	Sole				3671
Philip Morris Intl Inc  COM	718172-10-9	214	4395	SH	Sole				4395
Plum Creek Timber Depos	COM	729251-10-8	683	22292	SH	Sole				22292
Procter & Gamble Co	COM	742718-10-9	3217	55550	SH	Sole				55550
Progressive Corp Ohio 	COM	743315-10-3	3212	193734	SH	Sole				193734
Royal Dutch Shell Plc 	COM	780257-80-4	748	13075	SH	Sole				13075
Royce Value Trust Inc	COM	780910-10-5	296	28610	SH	Sole				28610
Sandy Spring Bancorp 	COM	800363-10-3	2457	150923	SH	Sole				150923
SPDR Tr Unit Ser 1	COM	78462f-10-3	356	3368	SH	Sole				3368
St Joe Corporation	COM	790148-10-0	3091	106131	SH	Sole				106131
Sysco Corp		COM	871829-10-7	2866	115350	SH	Sole				115350
Target Corp Com		COM	87612e-10-6	373	7980	SH	Sole				7980
Tyco Electronics	COM	G9144P-10-5	2317	104001	SH	Sole				104001
Tyco Intl Ltd New Com	COM	902124-10-6	2167	62838	SH	Sole				62838
Verizon Communications  COM	92343v-10-4	238	7848	SH	Sole				7848
Wal Mart Stores Inc Com	COM	931142-10-3	5959	121396	SH	Sole				121396
Walt Disney Holding Co	COM	254687-10-6	4263	155255	SH	Sole				155255
Washington Post Co Cl B	COM	939640-10-8	3625	7743	SH	Sole				7743
Washgtn Rl Estate Inv TrCOM	939653-10-1	693	24053	SH	Sole				24053
Wells Fargo & Co (new)	COM	949746-10-1	2330	82680	SH	Sole				82680
Wyeth			COM	983024-10-0	473	9735	SH	Sole				9735

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